Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $0.10 par value per share
Amount Registered | shares	13,147,492
Maximum Aggregate Offering Price	$ 3,922,648,142.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 541,717.71
Rule 457(f)	true
Amount of Securities Received | shares	93,910,657
Value of Securities Received, Per Share	41.77
Value of Securities Received	$ 3,922,648,142.89
Fee Note MAOP	$ 3,922,648,142.89
Offering Note	This row relates to the registration of the maximum number of common shares of beneficial interest, par value $0.10 per share, of Public Storage ("Public Storage," and such common shares, "Public Storage common shares") estimated to be issuable by Public Storage pursuant to the merger of National Storage Affiliates Trust ("NSA") with and into Pelican Merger Sub I, LLC (the "company merger"), as described in the proxy statement/prospectus that forms a part of the accompanying registration statement. The amount in the "Amount Registered" column is equal to the product of (a) 93,910,657 common shares of beneficial interest, par value $0.01 per share, of NSA ("NSA common shares") outstanding or estimated to be issuable as of May 4, 2026 prior to or in connection with the closing of the mergers (including in respect of NSA's equity awards or equity plans), multiplied by (b) the exchange ratio of 0.1400 Public Storage common shares issuable in exchange for each NSA common share pursuant to the company merger. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder, as (a) the average of the high and the low sale prices of NSA common shares as reported on the New York Stock Exchange on May 5, 2026 ($41.77 per share), multiplied by (b) 93,910,657, which is the estimated maximum number of NSA common shares that may be converted or exchanged (including in respect of NSA's equity awards or equity plans) in the company merger for Public Storage common shares being registered. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and Rule 0-11 thereunder, the registration fee was determined by multiplying the Maximum Aggregate Offering Price by 0.00013810.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	6.000% Cumulative Preferred Shares of Beneficial Interest, Series T, par value $0.01 per share
Amount Registered | shares	10,229,928
Maximum Aggregate Offering Price	$ 234,776,847.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,422.68
Rule 457(f)	true
Amount of Securities Received | shares	10,229,928
Value of Securities Received, Per Share	22.95
Value of Securities Received	$ 234,776,847.60
Fee Note MAOP	$ 234,776,847.60
Offering Note	This row relates to the registration of the maximum number of 6.000% cumulative preferred shares of beneficial interest, Series T, par value $0.01 per share, of Public Storage ("Public Storage Series T preferred shares") estimated to be issuable by Public Storage pursuant to the company merger. The amount in the "Amount Registered" column is equal to 10,229,928 Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share, of NSA ("NSA Series A preferred shares") outstanding or estimated to be issuable as of May 4, 2026 prior to or in connection with the closing of the company merger, which are to be exchanged for Public Storage Series T preferred shares on a one-to-one basis. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder, as (a) the average of the high and the low sale prices of NSA Series A preferred shares as reported on the New York Stock Exchange on May 4, 2026 ($22.95 per share), multiplied by (b) 10,229,928, which is the estimated maximum number of NSA Series A preferred shares that may be exchanged in the company merger for Public Storage Series T preferred shares being registered. In accordance with Section 14(g) of the Exchange Act and Rule 0-11 thereunder, the registration fee was determined by multiplying the Maximum Aggregate Offering Price by 0.00013810.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	6.000% Cumulative Preferred Shares of Beneficial Interest, Series U, par value $0.01 per share
Amount Registered | shares	5,668,128
Maximum Aggregate Offering Price	$ 180,813,283.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,970.31
Rule 457(f)	true
Amount of Securities Received | shares	5,668,128
Value of Securities Received, Per Share	31.90
Value of Securities Received	$ 180,813,283.20
Fee Note MAOP	$ 180,813,283.20
Offering Note	This row relates to the registration of the maximum number of 6.000% cumulative preferred shares of beneficial interest, Series U, par value $0.01 per share, of Public Storage ("Public Storage Series U preferred shares") estimated to be issuable by Public Storage pursuant to the company merger. The amount in the "Amount Registered" column is equal to 5,668,128 Series B cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share, of NSA ("NSA Series B preferred shares") outstanding or estimated to be issuable as of May 4, 2026 prior to or in connection with the closing of the company merger, which are to be exchanged for Public Storage Series U preferred shares on a one-to-one basis. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder, as (a) the average of the high and the low sale prices of NSA Series B preferred shares as reported on the New York Stock Exchange on May 4, 2026 ($31.90 per share), multiplied by (b) 5,668,128, which is the estimated maximum number of NSA Series B preferred shares that may be exchanged in the company merger for Public Storage Series U preferred shares being registered. In accordance with Section 14(g) of the Exchange Act and Rule 0-11 thereunder, the registration fee was determined by multiplying the Maximum Aggregate Offering Price by 0.00013810.